Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loans receivable - related party total	$ 1,647,858
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member]
Relationship	Under common control of shareholder of Puhui Beijing
Loans receivable - related party total	$ 1,647,858